Other real estate owned (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate Owned [Roll Forward}
Beginning balance	$ 1,715,138	$ 779,500	$ 1,433,000
Net realizable value of foreclosed properties	0	1,172,138	0
Total other real estate owned	1,715,138	1,951,638	1,433,000
Proceeds of sales, net of expenses	(55,986)	(178,629)	(452,596)
Gain (loss) on sale	108	(3,871)	11,096
Valuation reduction	(218,360)	(54,000)	(212,000)
Ending balance	1,440,900	1,715,138	779,500
Other Real Estate Owned By Type [Line Items]
Number of other real estate owned assets	3	4	2
Balance of other real estate owned	1,440,900	1,715,138	779,500
Construction, Land Development, and Land [Member]
Other Real Estate Owned By Type [Line Items]
Number of other real estate owned assets	2	3	1
Balance of other real estate owned	574,300	785,987	597,000
Residential 1 To 4 Family, 1st Liens [Member]
Other Real Estate Owned By Type [Line Items]
Number of other real estate owned assets	1	1	1
Balance of other real estate owned	$ 866,600	$ 929,151	$ 182,500